Revenue from Contracts with Customers (Tables)	12 Months Ended
Dec. 31, 2018
Revenue from Contract with Customer [Abstract]
Schedule of New Accounting Pronouncements and Changes in Accounting Principles

The following table shows the impact of the adoption of ASC 606 on the Company’s current period results as compared to the previous revenue recognition standard, ASC Topic 605, Revenue Recognition (“ASC 605”):

	Year Ended December 31, 2018
	Under ASC 606	Under ASC 605	Increase/ (decrease)
	(in thousands)
Revenues
Oil sales	$275,239	$275,399	$(160)
Natural gas sales	$76,056	$96,086	$(20,030)
Natural gas liquid sales	$88,472	$114,021	$(25,549)

Operating expenses
Gathering, transportation and processing	$—	$45,739	$(45,739)
Net loss	$(140,671)	$(140,671)	$—